Revenue - Budgeted Costs to complete (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Top of range [member]
Budgeted Costs to complete [Line Items]
Budgeted costs to complete	10.00%	10.00%	10.00%
Revenue	$ (535)	$ (951)	$ (265)
Bottom of range [member]
Budgeted Costs to complete [Line Items]
Budgeted costs to complete	(10.00%)	(10.00%)	(10.00%)
Revenue	$ 654	$ 738	$ 323